Defined Benefit Liability (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Contributions to plan, net defined benefit liability (asset)		$ 2.1
Member Contributions To Defined Benefit Plans		$ 0.6	$ 0.8
Subsequent Event [Member]
Contributions to plan, net defined benefit liability (asset)	$ 2.0
PGG Wrightson Employment Benefits Plan [Member]
Weighted Average Duration Of the Defined Benefit Obligation		8 years 8 months 12 days	8 years 6 months